Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax expense
Current period	$ 48,808	$ 102,297	$ 13,599
Adjustment for prior periods	(2,723)	12	(363)
Current tax expense (income) and adjustments for current tax of prior periods	46,085	102,309	13,236
Deferred tax expense
Origination and reversal of temporary differences	(5,742)	310	370
Investment tax credits and operating loss carryforward	755	8,038	(1,894)
Deferred tax expense (income)	(4,987)	8,348	(1,524)
Total income tax expense	$ 41,098	$ 110,657	$ 11,712